Inventories, net (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories
Inventories, net consist of the following as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Raw materials:
Cannabis	$43,803	$30,054
Non-Cannabis	16,248	22,064
Total raw materials	60,051	52,118

Work-in-process	60,863	72,988
Finished goods	99,740	90,807
Inventories, net	$220,654	$215,913